1. Business - Quarterly	11 Months Ended	3 Months Ended
	Dec. 31, 2013	Mar. 31, 2014 Quarterly Member
1. Business

NOTE 1 – Business

D&C Distributors, LLC (“the Company”) was formed under the laws of the State of California on January 29, 2013. The Company is a wholesaler of proprietary polypropylene containers used for controlled dispensing and storage of pharmaceuticals and medicine.

NOTE 1 – Business

On March 4, 2014 Acology, Inc. (“Acology”) completed an agreement and plan of merger with D&C Distributors, LLC (“D&C”), collectively (the “Company”). In connection with the merger the shareholders of the D&C received 3,846,000,000 shares of Acology in exchange for their shares of D&C. The merger was accounted for as a recapitalization of Acology, whereby D&C is the accounting acquirer and surviving reporting company. In connection with the merger, the president and sole director of the Company exchanged 35,000,000 shares of common stock of the Acology owned by him and $151,269 of indebtedness to him for a convertible promissory note in the amount of $400,000 and the proceeds from a private placement.

D&C was formed under the laws of the State of California on January 29, 2013. The Company is a wholesaler of proprietary polypropylene containers used for controlled dispensing and storage of pharmaceuticals and medicine.